Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Carrying Value of Debt
The following presents the carrying value of the Company’s debt as of the respective period ends:

	December 31, 2022	December 31, 2021
New Senior Term Loan	$150,647	$—
Convertible notes	12,219	97,917
Aicel Convertible Note	1,174	—
PPP loan	251	8,000
First out term loan	—	56,089
Last out term loan	—	52,603
Senior Secured Subordinated Promissory Note	—	78,154
8090 FV Subordinated Promissory Note	—	10,000
Convertible notes — related parties	—	18,295
2021 seller convertible notes	—	9,405
2021 seller term loans	—	5,524

Total gross debt	164,291	335,987
Debt issuance costs	(2,243)	(4,807)

Total	162,048	331,180
Less: Current portion	(68)	(13,567)

Total	$161,980	$317,613

Summary of Principal, Interest and Other Amounts Associated With the Convertible Notes
The following table details the principal, interest and other amounts associated with the Convertible Notes as described above as of December 31, 2021:

	December 31, 2021
	Principal	Deferred Financing Fees	PIK Interest Accrual	Debt Discount	Amortization of Deferred Financing Fees	Amortization of Deferred Debt Discount	Derivative Liabilities	Total
2019 Notes	$17,320	$(3,454)	$4,639	$(986)	$862	$848	$2,031	$21,260
2020 Notes	59,680	(1,027)	15,640	(14,111)	237	3,117	—	63,536
2021 Notes	23,841	(214)	2,437	(21,224)	31	2,488	2,197	9,556

Total	$100,841	$(4,695)	$22,716	$(36,321)	$1,130	$6,453	$4,228	$94,352

Summary of Estimated Fair Value of Debt
The following table summarizes the total estimated fair value of the Company’s debt as of December 31, 2022 and December 31, 2021, respectively.

	December 31, 2022	December 31, 2021
New Senior Term Loan	$165,540	$—
Convertible notes	16,942	198,179
First out term loan	—	56,960
Last out term loan	—	47,358
Senior secured subordinated promissory note	—	73,274
8090 FV Subordinated Promissory Note	—	14,597
Convertible notes — related parties	—	25,510
2021 seller convertible notes	—	23,648

Total	$182,482	$439,526

Summary of Maturities of Debt	Maturities of debt during the years subsequent to December 31, 2022 are as follows:

2023	$68
2024	68
2025	27,912
2026	37,546
2027	98,697

Total	$164,291